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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number: _____
   This Amendment (Check only one):               [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CR Intrinsic Investors, LLC
Address:          72 Cummings Point Road
                  Stamford, Connecticut 06902

Form 13F File Number: 28-11740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094

Signature, Place, and Date of Signing:

   /s/ Peter Nussbaum          Stamford, Connecticut           May 15, 2006
-------------------------    -------------------------    ----------------------
      [Signature]                 [City, State]                   [Date]
Report type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       2
                                                                  -------------

Form 13F Information Table Entry Total:                             31,053,390*
                                                                  -------------

Form 13F Information Table Value Total:                            $   867,771
                                                                  -------------
                                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.            Form 13F File Number       Name
     1             28-5608                    S.A.C. Capital Management, LLC
    ---            -------------
     2             28-4043                    S.A.C. Capital Advisors, LLC
    ---            -------------




* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by the Other Included Managers are listed herein.

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
                                                              Shares or                                                    Voting
                              Title of              Value     Principle  Shrs /               Investment        Other    Authorized
      Name of issuer          Class       CUSIP     (x$1000)   Amount     Prn     Put / Call   Discretion       Manager     Shares
------------------------------------------------------------------------------------------------------------------------------------
ADAMS RESPIRATORY THERAPEUTI  Common    00635P107    3,977      100,000   SHRS                 Shared-Defined     1,2        100,000
ADVANCED MAGNETICS INC        Common    00753P103    8,607      225,000   SHRS                 Shared-Defined     1,2        225,000
AFFYMETRIX INC                Option    00826T958    1,647       50,000            Put         Shared-Defined     1,2         50,000
AGILENT TECHNOLOGIES INC      Common    00846U101    3,755      100,000   SHRS                 Shared-Defined     1,2        100,000
AMERICAN TOWER CORP           Common    029912201   30,323    1,000,100   SHRS                 Shared-Defined     1,2      1,000,100
AT&T INC                      Common    00206R102    5,408      200,000   SHRS                 Shared-Defined     1,2        200,000
ATLAS AMER INC                Common    049167109   19,124      400,000   SHRS                 Shared-Defined     1,2        400,000
AUTODESK INC                  Common    052769106   15,408      400,000   SHRS                 Shared-Defined     1,2        400,000
BAIDU COM INC                 Common    056752108    7,009      125,000   SHRS                 Shared-Defined     1,2        125,000
BLOCKBUSTER INC               Option    093679908    2,350      591,900            Call        Shared-Defined     1,2        591,900
CARDIOME PHARMA CORP          Common    14159U202    6,731      530,000   SHRS                 Shared-Defined     1,2        530,000
CARMIKE CINEMAS INC           Common    143436400    4,826      200,000   SHRS                 Shared-Defined     1,2        200,000
CEMEX S A                     Common    151290889    4,896       75,000   SHRS                 Shared-Defined     1,2         75,000
CENTEX CORP                   Common    152312104    9,299      150,000   SHRS                 Shared-Defined     1,2        150,000
CENVEO INC                    Common    15670S105    2,487      150,000   SHRS                 Shared-Defined     1,2        150,000
CKE RESTAURANTS INC           Common    12561E105    5,934      341,000   SHRS                 Shared-Defined     1,2        341,000
CMS ENERGY CORP               Common    125896100    3,885      300,000   SHRS                 Shared-Defined     1,2        300,000
COMPUCREDIT CORP              Common    20478N100    7,749      210,500   SHRS                 Shared-Defined     1,2        210,500
CUBIST PHARMACEUTICALS INC    Common    229678107   16,079      700,000   SHRS                 Shared-Defined     1,2        700,000
D R HORTON INC                Common    23331A109    8,305      250,000   SHRS                 Shared-Defined     1,2        250,000
DOMINION RES INC VA NEW       Common    25746U109    8,284      120,000   SHRS                 Shared-Defined     1,2        120,000
DYNEGY INC NEW                Common    26816Q101    7,200    1,500,000   SHRS                 Shared-Defined     1,2      1,500,000
FALCONBRIDGE LTD NEW 2005     Common    306104100   12,243      350,000   SHRS                 Shared-Defined     1,2        350,000
FIDELITY NATL FINL INC        Common    316326107   40,860    1,150,000   SHRS                 Shared-Defined     1,2      1,150,000
FOREST LABS INC               Common    345838106    6,695      150,000   SHRS                 Shared-Defined     1,2        150,000
FRONTIER OIL CORP             Common    35914P105    5,923       99,800   SHRS                 Shared-Defined     1,2         99,800
GAMMON LAKE RES INC           Common    364915108   20,048    1,119,710   SHRS                 Shared-Defined     1,2      1,119,710
GEVITY HR INC                 Common    374393106    9,520      389,180   SHRS                 Shared-Defined     1,2        389,180
GLOBAL CROSSING LTD           Common    G3921A175    3,975      150,000   SHRS                 Shared-Defined     1,2        150,000
GOOGLE INC                    Option    38259P958   27,300       70,000            Put         Shared-Defined     1,2         70,000
GSI COMMERCE INC              Common    36238G102    5,202      306,000   SHRS                 Shared-Defined     1,2        306,000
HOSPIRA INC                   Common    441060100   38,537      976,600   SHRS                 Shared-Defined     1,2        976,600
INCO LTD                      Common    453258402    9,382      188,100   SHRS                 Shared-Defined     1,2        188,100
INSMED INC                    Common    457669208    5,070    2,600,000   SHRS                 Shared-Defined     1,2      2,600,000
INTERNATIONAL SECS EXCH INC   Common    46031W204    2,083       50,000   SHRS                 Shared-Defined     1,2         50,000
LEVEL 3 COMMUNICATIONS INC    Debt      52729NAS9    1,676    2,155,000   PRN                  Shared-Defined     1,2      2,155,000
LINCOLN NATL CORP IND         Common    534187109   16,377      300,000   SHRS                 Shared-Defined     1,2        300,000
MYOGEN INC                    Common    62856E104   27,173      750,000   SHRS                 Shared-Defined     1,2        750,000
NET SERVICOS DE COMUNICACAO   Common    64109T102      257       50,000   SHRS                 Shared-Defined     1,2         50,000
NII HLDGS INC                 Common    62913F201   26,537      450,000   SHRS                 Shared-Defined     1,2        450,000
NMT MED INC                   Common    629294109    7,848      485,000   SHRS                 Shared-Defined     1,2        485,000
NRG ENERGY INC                Common    629377508   17,749      392,500   SHRS                 Shared-Defined     1,2        392,500
NRG ENERGY INC                Option    629377908   29,393      650,000            Call        Shared-Defined     1,2        650,000
NTL INC NEW                   Common    62941W101   11,644      400,000   SHRS                 Shared-Defined     1,2        400,000
NYSE GROUP INC                Common    62949W103    9,899      124,900   SHRS                 Shared-Defined     1,2        124,900
OMNICARE INC                  Common    681904108    5,499      100,000   SHRS                 Shared-Defined     1,2        100,000
POZEN INC                     Common    73941U102   20,040    1,200,000   SHRS                 Shared-Defined     1,2      1,200,000
PPL CORP                      Common    69351T106    9,555      325,000   SHRS                 Shared-Defined     1,2        325,000
PRIMEDIA INC                  Common    74157K101    3,701    1,787,600   SHRS                 Shared-Defined     1,2      1,787,600
RYLAND GROUP INC              Common    783764103    4,858       70,000   SHRS                 Shared-Defined     1,2         70,000
SCHAWK INC                    Common    806373106    3,252      125,000   SHRS                 Shared-Defined     1,2        125,000
SLM CORP                      Common    78442P106    7,791      150,000   SHRS                 Shared-Defined     1,2        150,000
SUPERIOR ESSEX INC            Common    86815V105    9,159      360,000   SHRS                 Shared-Defined     1,2        360,000
TENARIS S A                   Common    88031M109   14,454       80,000   SHRS                 Shared-Defined     1,2         80,000
TXU CORP                      Common    873168108   86,163    1,925,000   SHRS                 Shared-Defined     1,2      1,925,000
UAL CORP                      Common    902549807    3,993      100,000   SHRS                 Shared-Defined     1,2        100,000
UBS AG                        Common    H8920M855    9,623       87,500   SHRS                 Shared-Defined     1,2         87,500
UNITED PARCEL SERVICE INC     Common    911312106    5,954       75,000   SHRS                 Shared-Defined     1,2         75,000
UNITED THERAPEUTICS CORP DEL  Common    91307C102   24,855      375,000   SHRS                 Shared-Defined     1,2        375,000
UNIVERSAL COMPRESSION HLDGS   Common    913431102   16,559      326,800   SHRS                 Shared-Defined     1,2        326,800
VALERO ENERGY CORP NEW        Common    91913Y100    2,989       50,000   SHRS                 Shared-Defined     1,2         50,000
VARIAN INC                    Common    922206107    6,177      150,000   SHRS                 Shared-Defined     1,2        150,000
VIACOM INC NEW                Common    92553P201    5,820      150,000   SHRS                 Shared-Defined     1,2        150,000
WARNER MUSIC GROUP CORP       Common    934550104    3,959      182,500   SHRS                 Shared-Defined     1,2        182,500
WHIRLPOOL CORP                Common    963320106   49,961      546,200   SHRS                 Shared-Defined     1,2        546,200
YAHOO INC                     Common    984332106   16,130      500,000   SHRS                 Shared-Defined     1,2        500,000
YAHOO INC                     Option    984332906   31,051      962,500            Call        Shared-Defined     1,2        962,500
ZYMOGENETICS INC              Common    98985T109    7,567      350,000   SHRS                 Shared-Defined     1,2        350,000